Selected Quarterly Data	12 Months Ended
Dec. 31, 2014
Selected Quarterly Data
Selected Quarterly Data (Unaudited)
The selected quarterly financial data does not agree to our previously issued quarterly reports prior to the third quarter of 2014 as a result of the reclassification of our Water Transport business to discontinued operations during the third quarter of 2014. See Note 3 for further discussion of discontinued operations. The following tables present 2014 and 2013 quarterly financial information:

	2014
In millions, except per-share data	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Net sales	$1,644.0	$1,834.1	$1,758.4	$1,802.5	$7,039.0
Gross profit	564.1	646.3	624.7	627.9	2,463.0
Operating income	182.1	226.4	267.4	176.0	851.9
Net income from continuing operations	125.5	159.2	192.5	129.8	607.0
Income (loss) from discontinued operations, net of tax	(1.3)	2.3	1.6	(9.0)	(6.4)
Loss from sale / impairment of discontinued operations, net of tax	(5.6)	—	(380.1)	—	(385.7)
Net income (loss) attributable to Pentair plc	118.6	161.5	(186.0)	120.8	214.9
Earnings (loss) per ordinary share attributable to Pentair plc (1)
Basic
Continuing operations	$0.64	$0.82	$1.01	$0.71	$3.19
Discontinued operations	(0.04)	0.02	(1.99)	(0.05)	(2.06)
Basic earnings (loss) per ordinary share attributable to Pentair plc	$0.60	$0.84	$(0.98)	$0.66	$1.13
Diluted
Continuing operations	$0.63	$0.81	$1.00	$0.70	$3.14
Discontinued operations	(0.04)	0.01	(1.95)	(0.05)	(2.03)
Diluted earnings (loss) per ordinary share attributable to Pentair plc	$0.59	$0.82	$(0.95)	$0.65	$1.11

	2013
In millions, except per-share data	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Net sales	$1,663.7	$1,791.7	$1,713.3	$1,831.0	$6,999.7
Gross profit	497.5	627.4	614.7	630.5	2,370.1
Operating income	66.4	204.9	230.0	241.3	742.6
Net income from continuing operations before noncontrolling interest	46.8	139.9	166.4	164.4	517.5
Income (loss) from discontinued operations, net of tax	6.5	15.5	7.8	(3.9)	25.9
Loss from sale / impairment of discontinued operations, net of tax	—	—	—	(0.8)	(0.8)
Net income attributable to Pentair plc	51.7	154.1	172.8	158.2	536.8
Net income from continuing operations attributable to Pentair plc	45.2	138.6	165.0	162.9	511.7
Earnings (loss) per ordinary share attributable to Pentair plc (1)
Basic
Continuing operations	$0.22	$0.69	$0.83	$0.82	$2.54
Discontinued operations	0.03	0.07	0.04	(0.02)	0.13
Basic earnings per ordinary share attributable to Pentair plc	$0.25	$0.76	$0.87	$0.80	$2.67
Diluted
Continuing operations	$0.22	$0.67	$0.81	$0.81	$2.50
Discontinued operations	0.03	0.08	0.04	(0.03)	0.12
Diluted earnings per ordinary share attributable to Pentair plc	$0.25	$0.75	$0.85	$0.78	$2.62

(1)	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average ordinary shares outstanding during that period.
Fourth quarter 2014 includes a decrease in operating income of $49.9 million related to "mark-to-market" actuarial losses on pension and other post-retirement benefit plans for 2014. Fourth quarter 2014 also includes decreases in operating income due to restructuring costs of $35.5 million.
Second quarter 2014 includes decreases in operating income due to restructuring costs of $35.4 million. First quarter 2014 includes decreases in operating income due to restructuring costs of $17.4 million.
Fourth quarter 2013 includes an increase in operating income of $63.2 million related to "mark-to-market" actuarial gains on pension and other post-retirement benefit plans for 2013. Fourth quarter 2013 also includes decreases in operating income due to restructuring costs of $54.1 million and impairment charges of $11.0 million related to trade name intangibles.
First quarter 2013 includes a decrease in operating income of $76.6 million due to inventory step-up and customer backlog related to the Merger and restructuring costs of $26.6 million.